Consolidated Statements of Comprehensive Loss - CAD ($)		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Expenses
Consulting fees	[1]	$ 1,333,704	$ 1,933,550
General and administration		223,985	93,861
Investor relations and stock promotion		2,521,416	1,196,309
Insurance		135,493	0
Professional fees		1,100,143	461,195
Rent	[1]	195,050	84,670
Share-based compensation	[2]	7,329,800	3,250,476
Salaries and benefits	[1]	915,585	244,526
Transfer agent and filing fees		88,215	76,869
Travel		131,552	106,368
Operating Expenses		(13,974,943)	(7,447,824)
Other income (expense)
Dividends income		2,467	0
Foreign exchange gain (loss)		260,880	(377,265)
Gain on debt extinguishment		10,000	0
Interest income		404,921	0
Realized gain on investments in equity securities and convertible debentures	[3]	281,892	0
Unrealized loss on investments in equity securities	[4]	(5,373,032)	0
Write down of sales tax receivable		(223,906)	0
Net loss		(18,611,721)	(7,825,089)
Other comprehensive loss
Foreign subsidiary currency translation loss		(796)	0
Net loss and comprehensive loss for the year		$ (18,612,517)	$ (7,825,089)
Loss per share, basic and diluted for the year		$ (0.07)	$ (0.26)
Weighted average number of common shares outstanding		271,055,333	30,039,081

[1]	See Note 10.
[2]	See Notes 10 and 11.
[3]	See Notes 5 and 8.
[4]	See Note 8.